Goodwill - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	$ 290	$ 303
Write-off		(1)
Foreign currency translation	25	(12)
Goodwill, closing balance	315	290
AM&S
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	1	2
Write-off		(1)
Foreign currency translation	0	0
Goodwill, closing balance	1	1
P&D
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	70	76
Write-off		0
Foreign currency translation	11	(6)
Goodwill, closing balance	81	70
EMP
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	114	117
Write-off		0
Foreign currency translation	7	(3)
Goodwill, closing balance	121	114
RFOC
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	105	108
Write-off		0
Foreign currency translation	7	(3)
Goodwill, closing balance	$ 112	$ 105